UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Laurie D. Neat

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Mutual Fund®

Investment portfolio

July 31, 2017

unaudited

Common stocks89.88% Energy8.01%	Shares	Value (000)
BP PLC (ADR)	1,165,687	$40,962
Canadian Natural Resources, Ltd.	4,908,000	150,104
Chevron Corp.	4,130,400	450,998
ConocoPhillips	6,519,500	295,790
Devon Energy Corp.	993,600	33,097
Enbridge Inc.	12,851,418	532,820
EOG Resources, Inc.	1,413,500	134,480
Exxon Mobil Corp.	8,218,500	657,809
Halliburton Co.	317,000	13,454
Inter Pipeline Ltd.	5,613,100	110,844
Occidental Petroleum Corp.	1,344,600	83,271
Royal Dutch Shell PLC, Class A (ADR)	4,736,031	267,728
Royal Dutch Shell PLC, Class B (ADR)	2,745,600	158,860
Schlumberger Ltd.	3,410,000	233,926
Suncor Energy Inc.	14,545,910	474,499
		3,638,642
Materials3.18%
Agrium Inc.	2,080,000	208,208
Barrick Gold Corp.	1,200,000	20,292
CRH PLC (ADR)	1,089,059	38,193
Dow Chemical Co.	1,831,137	117,632
E.I. du Pont de Nemours and Co.	690,000	56,725
International Flavors & Fragrances Inc.	1,025,249	136,543
Monsanto Co.	2,533,900	296,010
Mosaic Co.	2,400,500	57,948
Nucor Corp.	1,099,600	63,414
Potash Corp. of Saskatchewan Inc.	3,036,800	54,359
Praxair, Inc.	3,019,924	393,073
		1,442,397
Industrials12.18%
3M Co.	555,800	111,810
Boeing Co.	4,121,100	999,202
C.H. Robinson Worldwide, Inc.	4,708,960	308,908
Canadian National Railway Co.	365,000	28,842
CSX Corp.	6,061,793	299,089
Cummins Inc.	802,000	134,656
Eaton Corp. PLC	605,000	47,341
Emerson Electric Co.	681,850	40,645
General Dynamics Corp.	2,102,075	412,700
General Electric Co.	23,229,585	594,910
Honeywell International Inc.	477,800	65,038
Illinois Tool Works Inc.	2,050,000	288,456
Johnson Controls International PLC	108,200	4,214
Lockheed Martin Corp.	2,478,260	723,974
Norfolk Southern Corp.	3,058,100	344,281

American Mutual Fund — Page 1 of 8

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Northrop Grumman Corp.	368,200	$96,884
Republic Services, Inc.	1,877,400	120,567
Rockwell Automation	617,500	101,906
Rockwell Collins, Inc.	147,000	15,660
Union Pacific Corp.	2,556,671	263,235
United Technologies Corp.	2,176,174	258,029
Waste Connections, Inc.	1,932,000	125,541
Waste Management, Inc.	1,885,000	141,658
		5,527,546
Consumer discretionary7.39%
Carnival Corp., units	5,909,200	394,616
Comcast Corp., Class A	12,403,600	501,726
Dollar General Corp.	2,135,600	160,512
Hasbro, Inc.	1,658,388	175,590
Home Depot, Inc.	3,106,250	464,695
McDonald’s Corp.	3,404,000	528,097
Newell Brands Inc.	7,024,100	370,310
NIKE, Inc., Class B	1,932,500	114,114
Omnicom Group Inc.	1,500,000	118,110
Ross Stores, Inc.	757,000	41,877
Scripps Networks Interactive, Inc., Class A	598,000	52,271
Starbucks Corp.	2,109,200	113,855
Time Warner Inc.	1,149,036	117,684
Viacom Inc., Class B	2,190,600	76,496
Walt Disney Co.	200,000	21,986
Whirlpool Corp.	225,000	40,023
Williams-Sonoma, Inc.	1,348,000	62,588
		3,354,550
Consumer staples7.64%
Coca-Cola Co.	13,989,900	641,297
Colgate-Palmolive Co.	994,200	71,781
Costco Wholesale Corp.	1,145,000	181,494
CVS Health Corp.	2,645,000	211,415
General Mills, Inc.	1,500,000	83,490
Hormel Foods Corp.	776,400	26,530
Kellogg Co.	5,187,423	352,745
Kimberly-Clark Corp.	2,794,700	344,195
Kraft Heinz Co.	2,292,000	200,458
Kroger Co.	3,735,000	91,582
Mondelez International, Inc.	3,703,900	163,046
Nestlé SA1	1,000,000	84,567
Nestlé SA (ADR)	584,500	49,268
PepsiCo, Inc.	1,235,769	144,103
Procter & Gamble Co.	8,426,978	765,338
Unilever PLC (ADR)	981,000	55,907
		3,467,216
Health care13.03%
Abbott Laboratories	8,103,000	398,506
AbbVie Inc.	17,144,400	1,198,565
Aetna Inc.	542,400	83,698
Amgen Inc.	5,931,648	1,035,132
AstraZeneca PLC (ADR)	6,448,999	194,631

American Mutual Fund — Page 2 of 8

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Cardinal Health, Inc.	1,055,000	$81,509
Danaher Corp.	1,500,000	122,235
Eli Lilly and Co.	1,460,100	120,692
Gilead Sciences, Inc.	3,059,200	232,774
Johnson & Johnson	2,601,800	345,311
Medtronic PLC	6,116,500	513,602
Merck & Co., Inc.	4,774,985	305,026
Novartis AG (ADR)	3,014,000	256,793
Pfizer Inc.	9,150,100	303,417
Quest Diagnostics, Inc.	990,000	107,227
Roche Holding AG (ADR)	4,147,200	131,479
Stryker Corp.	1,593,100	234,345
UnitedHealth Group Inc.	1,294,300	248,260
		5,913,202
Financials13.61%
Aon PLC, Class A	1,852,000	255,891
Bank of Montreal	528,736	40,102
Bank of New York Mellon Corp.	6,574,878	348,666
BB&T Corp.	7,500,000	354,900
Berkshire Hathaway Inc., Class B2	400,000	69,988
Capital One Financial Corp.	1,500,000	129,270
Chubb Ltd.	1,814,400	265,737
CME Group Inc., Class A	1,961,100	240,470
Cullen/Frost Bankers, Inc.	325,000	29,503
Huntington Bancshares Inc.	11,435,000	151,514
Intercontinental Exchange, Inc.	3,292,670	219,654
Invesco Ltd.	4,157,800	144,567
JPMorgan Chase & Co.	6,991,197	641,792
M&T Bank Corp.	846,000	138,025
Marsh & McLennan Companies, Inc.	4,406,094	343,543
Moody’s Corp.	138,000	18,165
Nasdaq, Inc.	303,200	22,549
Old Republic International Corp.	2,200,800	43,180
PNC Financial Services Group, Inc.	1,831,814	235,938
Principal Financial Group, Inc.	3,900,000	260,325
Progressive Corp.	3,195,500	150,604
Prudential Financial, Inc.	1,111,500	125,855
Royal Bank of Canada	2,883,000	215,077
S&P Global Inc.	321,643	49,401
State Street Corp.	2,687,346	250,541
Sun Life Financial Inc.	2,560,700	98,152
Toronto-Dominion Bank	4,508,400	232,363
Toronto-Dominion Bank (CAD denominated)	3,000,000	154,650
U.S. Bancorp	4,400,000	232,232
Wells Fargo & Co.	13,242,200	714,284
		6,176,938
Information technology11.09%
Accenture PLC, Class A	2,523,400	325,064
Analog Devices, Inc.	4,466,440	352,893
Apple Inc.	4,298,600	639,331
Cisco Systems, Inc.	6,600,000	207,570
DXC Technology Co.	101,409	7,948
Hewlett Packard Enterprise Co.	1,180,500	20,671

American Mutual Fund — Page 3 of 8

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
HP Inc.	1,180,500	$22,548
Intel Corp.	11,135,000	394,958
International Business Machines Corp.	1,400,000	202,538
Maxim Integrated Products, Inc.	1,500,000	68,160
Microsoft Corp.	15,713,007	1,142,336
NetApp, Inc.	2,228,500	96,761
Oracle Corp.	5,012,657	250,282
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,075,000	218,457
Texas Instruments Inc.	11,260,035	916,342
Visa Inc., Class A	984,100	97,977
Xilinx, Inc.	1,134,100	71,743
		5,035,579
Telecommunication services5.15%
AT&T Inc.	14,603,000	569,517
BCE Inc.	1,000,000	46,930
TELUS Corp.	4,040,000	145,916
Verizon Communications Inc.	32,519,914	1,573,964
		2,336,327
Utilities4.75%
American Electric Power Co., Inc.	4,462,000	314,749
CMS Energy Corp.	2,000,000	92,480
Dominion Energy, Inc.	3,135,000	241,959
Duke Energy Corp.	1,147,857	97,706
Exelon Corp.	7,920,885	303,687
PG&E Corp.	5,257,000	355,846
PPL Corp.	2,044,300	78,358
Sempra Energy	4,557,159	515,005
Xcel Energy Inc.	3,365,000	159,198
		2,158,988
Real estate0.96%
Crown Castle International Corp. REIT	2,860,000	287,659
Simon Property Group, Inc. REIT	90,000	14,265
Ventas, Inc. REIT	1,485,400	100,042
Weingarten Realty Investors REIT	1,122,000	36,420
		438,386
Miscellaneous2.89%
Other common stocks in initial period of acquisition		1,312,378
Total common stocks (cost: $27,915,329,000)		40,802,149
Preferred securities0.03% Financials0.03%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	11,548
Total preferred securities (cost: $10,004,000)		11,548

American Mutual Fund — Page 4 of 8

unaudited

Convertible stocks0.35% Utilities0.35%	Shares	Value (000)
Dominion Resources, Inc., convertible preferred, Series A, units	1,600,000	$81,568
NextEra Energy, Inc. 6.123% convertible preferred 2019	1,400,000	77,784
Total convertible stocks (cost: $148,712,000)		159,352
Bonds, notes & other debt instruments2.06% U.S. Treasury bonds & notes1.53% U.S. Treasury1.53%	Principal?amount (000)
U.S. Treasury 1.00% 2017	$60,100	60,098
U.S. Treasury 1.875% 2017	39,050	39,077
U.S. Treasury 1.375% 2021	563,210	556,874
U.S. Treasury 1.375% 2021	39,665	39,251
		695,300
Corporate bonds & notes0.53% Financials0.53%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	116,654	121,174
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	115,445	119,774
		240,948
Total bonds, notes & other debt instruments (cost: $927,632,000)		936,248
Short-term securities7.27%
Apple Inc. 1.03%–1.23% due 8/16/2017–11/14/20173	80,000	79,769
Chariot Funding, LLC 1.25% due 10/10/20173	25,000	24,937
Ciesco LLC 1.18% due 9/7/20173	60,000	59,921
Citibank, N.A. 1.18% due 9/5/2017	25,000	25,000
Coca-Cola Co. 1.24% due 11/9/20173	50,000	49,838
Colgate-Palmolive Co. 1.09% due 8/7/20173	50,000	49,990
Eli Lilly and Co. 1.10%–1.12% due 8/1/2017–8/22/20173	236,400	236,323
Federal Home Loan Bank 0.64%–1.13% due 8/2/2017–1/19/2018	2,207,875	2,205,926
Freddie Mac 0.80%–0.86% due 8/2/2017–9/18/2017	100,000	99,931
GE Capital Treasury Services (U.S.) LLC 1.16% due 10/24/2017	50,000	49,860
John Deere Capital Corp. 1.13% due 8/18/20173	47,900	47,874
Johnson & Johnson 1.08% due 9/6/20173	15,400	15,383
Jupiter Securitization Co., LLC 1.20% due 9/6/20173	50,000	49,936
Microsoft Corp. 1.16% due 9/26/20173	50,000	49,910
Pfizer Inc. 1.19%–1.28% due 10/10/2017–1/10/20183	56,000	55,831
U.S. Treasury Bills 0.96%–1.11% due 8/31/2017–1/11/2018	200,000	199,266
Total short-term securities (cost: $3,299,696,000)		3,299,695
Total investment securities 99.59% (cost: $32,301,373,000)		45,208,992
Other assets less liabilities 0.41%		185,303
Net assets 100.00%		$45,394,295

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

American Mutual Fund — Page 5 of 8

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $107,091,000, which represented .24% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $719,712,000, which represented 1.59% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;

American Mutual Fund — Page 6 of 8

unaudited

contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$3,638,642	$—	$—	$3,638,642
Materials	1,442,397	—	—	1,442,397
Industrials	5,527,546	—	—	5,527,546
Consumer discretionary	3,354,550	—	—	3,354,550
Consumer staples	3,382,649	84,567	—	3,467,216
Health care	5,913,202	—	—	5,913,202
Financials	6,176,938	—	—	6,176,938
Information technology	5,035,579	—	—	5,035,579
Telecommunication services	2,336,327	—	—	2,336,327
Utilities	2,158,988	—	—	2,158,988
Real estate	438,386	—	—	438,386
Miscellaneous	1,289,854	22,524	—	1,312,378
Preferred securities	11,548	—	—	11,548
Convertible stocks	159,352	—	—	159,352
Bonds, notes & other debt instruments	—	936,248	—	936,248
Short-term securities	—	3,299,695	—	3,299,695
Total	$40,865,958	$4,343,034	$—	$45,208,992

American Mutual Fund — Page 7 of 8

unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,347,296
Gross unrealized depreciation on investment securities	(345,533)
Net unrealized appreciation on investment securities	13,001,763
Cost of investment securities	32,207,229

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-003-0917O-S60698	American Mutual Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 28, 2017